Regulatory Matters - Company's and National Bank of Commerce's Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
National Commerce Corporation [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets) Actual, Amount	$ 106,289	$ 92,718
Total Capital (to Risk Weighted Assets) Actual. Ratio	11.75%	15.83%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	$ 72,367	$ 46,847
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets) Actual, Amount	$ 96,487	$ 85,376
Tier 1 Capital (to Risk Weighted Assets) Actual, Ratio	10.66%	14.58%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	$ 36,205	$ 23,423
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital (to Average Assets) Actual, Amount	$ 96,487	$ 85,376
Tier 1 Capital (to Average Assets) Actual, Ratio	10.68%	12.18%
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Amount	$ 36,137	$ 28,043
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
National Bank of Commerce [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets) Actual, Amount	$ 84,148	$ 91,918
Total Capital (to Risk Weighted Assets) Actual. Ratio	11.42%	15.71%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	$ 58,948	$ 46,803
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount)	$ 73,685	$ 58,504
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets) Actual, Amount	$ 74,927	$ 84,583
Tier 1 Capital (to Risk Weighted Assets) Actual, Ratio	10.16%	14.46%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	$ 29,499	$ 23,402
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount	$ 44,248	$ 35,103
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	6.00%	6.00%
Tier 1 Capital (to Average Assets) Actual, Amount	$ 74,927	$ 84,583
Tier 1 Capital (to Average Assets) Actual, Ratio	8.57%	12.07%
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Amount	$ 34,972	$ 28,042
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Amount	$ 43,715	$ 35,053
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Ratio	5.00%	5.00%
United Legacy Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets) Actual, Amount	$ 18,731
Total Capital (to Risk Weighted Assets) Actual. Ratio	11.31%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	$ 13,249
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	8.00%
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount)	$ 16,561
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	10.00%
Tier 1 Capital (to Risk Weighted Assets) Actual, Amount	$ 18,731
Tier 1 Capital (to Risk Weighted Assets) Actual, Ratio	11.31%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	$ 6,625
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount	$ 9,937
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	6.00%
Tier 1 Capital (to Average Assets) Actual, Amount	$ 18,731
Tier 1 Capital (to Average Assets) Actual, Ratio	8.60%
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Amount	$ 8,712
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Amount	$ 10,890
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Ratio	5.00%